Valuation and Qualifying Accounts (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for doubtful accounts and sales returns [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	¥ 104,475	¥ 110,383	¥ 93,335
Additions	50,345	59,987	80,064
Deductions	(55,106)	(61,577)	(55,291)
Other	(9,183)	(4,318)	(7,725)
Balance at end of period	90,531	104,475	110,383
Valuation allowance - Deferred tax assets [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	117,486	117,204	96,007
Additions	380,593	42,913	40,594
Deductions	(28,736)	(40,210)	(11,846)
Other	(5,641)	(2,421)	(7,551)
Balance at end of period	¥ 463,702	¥ 117,486	¥ 117,204